Income Taxes (Schedule of Reconciliation of Provision for Income Taxes Using Statutory Tax Rates to Loss Before Income Taxes and Actual Provision) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Provision for income taxes at statutory tax rate in China	$ (416)	$ (244)	$ (1,933)
Effect of different tax rate in various jurisdictions			(1)
Effect of income for which no income tax is chargeable	(21)	(567)	(295)
Effect of expense for which no income tax is deductible	936	1,271	1,629
Net change in valuation allowances	(171)	(125)	700
Under provision of income tax in previous years		147	282
Effective tax	$ 328	$ 482	$ 382